Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.
	2019	2018	2017
	(in € millions)
Key management compensation
Short term employee benefits	5	4	4
Share-based payments	22	19	17
Termination benefits	—	1	1
	27	24	22